Cover	Oct. 01, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2025
Entity File Number	001-41963
Entity Registrant Name	VOCODIA HOLDINGS CORP.
Entity Central Index Key	0001880431
Entity Tax Identification Number	86-3519415
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	7781NW Beacon Square Blvd.
Entity Address, Address Line Two	Unit 102-V64
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	485 0836
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common
Title of 12(b) Security	Common
Trading Symbol	VHAI
Series A Warrant
Title of 12(b) Security	Series A Warrant
Trading Symbol	VHAIW
Series B Warrants
Title of 12(b) Security	Series B Warrants
Trading Symbol	VHAIBW